                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05845
                                   ---------------------------------------------

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     522 Fifth Avenue, New York, New York                  10036
--------------------------------------------------------------------------------
   (Address of principal executive offices)              (Zip code)

                                Amy Doberman Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-869-6397
                                                    ----------------------------

Date of fiscal year end:   7/31
                         --------------------

Date of reporting period:   07/1/06-6/30/07
                          -------------------


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05845
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen Senior Loan Fund









========================= VAN KAMPEN SENIOR LOAN FUND ==========================


IDT CORP.

Ticker:       IDT.C          Security ID:  448947309
Meeting Date: DEC 14, 2006   Meeting Type: Annual
Record Date:  OCT 20, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Alan Claman                For       For        Management
2     Elect Director James A. Courter           For       Against    Management
3     Elect Director Howard S. Jonas            For       Against    Management
4     Elect Director Marc E. Knoller            For       For        Management
5     Elect Director James R. Mellor            For       For        Management
6     Elect Director Marc J. Oppenheimer        For       For        Management
7     Elect Director Judah Schorr               For       For        Management
8     Increase Authorized Common Stock          For       For        Management
9     Amend Omnibus Stock Plan                  For       For        Management
10    Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
11    Ratify Auditors                           For       For        Management

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Senior Loan Fund
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By (Signature and Title):
                                          /s/ Ronald E. Robison

                               President and Principal Executive Officer
                          ------------------------------------------------------



Date   August 28, 2007
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